Average Annual Total Returns - FIMMFunds-Class3ComboPRO - FIMMFunds-Class3ComboPRO - Fidelity Investments Money Market Tax Exempt Portfolio - Fidelity Investments Money Market Tax Exempt Portfolio - Class III - Return Before Taxes
May 30, 2023
Average Annual Return:
Past 1 year	0.85%
Past 5 years	0.67%
Past 10 years	0.41%